Provisions for Legal Proceedings - Schedule of Provisions are Recognized Based on Estimated Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	$ 368,575	$ 497,463
Labor [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	97,573	87,127
Civil [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	130,092	340,644
Tax and Social Security [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	140,910	69,692
Brasil [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	209,279	215,387
Brasil [Member] | Labor [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	97,503	87,075
Brasil [Member] | Civil [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	59,075	59,796
Brasil [Member] | Tax and Social Security [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	52,701	68,516
USA [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	159,217	280,804
USA [Member] | Labor [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs
USA [Member] | Civil [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	71,017	280,804
USA [Member] | Tax and Social Security [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	88,200
Others jurisdictions [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	79	1,272
Others jurisdictions [Member] | Labor [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	70	52
Others jurisdictions [Member] | Civil [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs		44
Others jurisdictions [Member] | Tax and Social Security [Member]
Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	$ 9	$ 1,176